Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
Deferred revenue
Summary of liabilities related to contracts with customers

DKK thousand	2019	2018

Deferred revenues at January 1	0	0
Customer payment received	177,315	0
Revenue recognized during the year	(37,425)	0
Total deferred revenue	139,890	0

Non-current deferred revenue	83,639	0
Current deferred revenue	56,251	0
	139,890	0